Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

3. Commitments and Contingencies

Lease Commitments

On September 1, 2014, the Company signed an operating lease for laboratory and office space at the Innovation Hub, Insight Park located on the UM campus. The lease term commenced on October 1, 2014 and expired on December 31, 2017. There is annual escalating rent provisions and two months of free rent in the agreement. The total cash payments over the life of the lease were divided by the total number of months in the lease period and the average rent was charged to expense each month during the lease period. The monthly amount charged to rent expense was $9,267. Upon expiration, the Company did not renew the laboratory lease but has retained office space under a month-to-month agreement at the rate of $300 per month.

In October 2014, we signed a lease agreement for our corporate office headquarters that consists of approximately 4,087 square feet located at 650 Town Center Drive, Suite 1770, Costa Mesa, CA 92626. The lease expired on October 31, 2016 and our monthly rent was $5,373, payable in equal monthly installments with annual escalations. There was no subsequent renewal upon expiration of this lease. The Company currently maintains its principal executive offices located in a shared office suite located at 600 Anton Blvd., Suite 1100, Costa Mesa, CA, 92626 under a month-to-month agreement.

In November 2015, the Company entered into an operating lease for its office and lab furnishings both in Costa Mesa and the Innovation Hub laboratory. The monthly lease payments were $7,559. In November 2017, the Company bought out the remaining portion of the lease for $32,128 which covered the remaining lease payments as well as the value of the furniture amounting to $19,654. The lab furnishings were donated to the University of Mississippi and the office furnishings were written off due to non-use for a loss on disposal of $1,650.

Total net rent expense related to our operating leases for the years ended December 31, 2017 and 2016 was $253,437 and $302,419, respectively. There are no future minimum payments under non-cancellable operating leases.

Related Party Matters

In June 2014, our subsidiary entered into an independent contractor agreement with K2C, Inc. (“K2C”), which is wholly owned by the Company’s Executive Chairman and Co-Founder, Mr. Cosmas N. Lykos, pursuant to which we pay K2C a monthly fee for services performed by Mr. Lykos for our company. The agreement expired on June 1, 2017 and was automatically renewed for one year pursuant to the terms of the agreement. The monthly fee under the agreement was $10,000 and increased to $20,000 effective April 1, 2017. For the year ended December 30, 2017 and 2016, total expense incurred under this agreement was $210,000 and $120,000 respectively. Under the agreement, Mr. Lykos is also eligible to participate in our health, death and disability insurance plans. In addition, Mr. Lykos is a participant in our change in control severance plan. The independent contractor agreement with K2C was terminated as of February 28, 2018.

Legal Matters

General Litigation and Disputes

From time to time, in the normal course of our operations, we may be a party to litigation and other dispute matters and claims. Litigation can be expensive and disruptive to normal business operations. Moreover, the results of complex legal proceedings are difficult to predict. An unfavorable outcome to any legal matter, if material, could have a materially adverse effect on our operations or our financial position, liquidity or results of operations. As of December 31, 2017, there were no pending or threatened lawsuits or claims that could reasonably be expected to have a material effect on the Company’s financial position or results of operations, but the Company has filed a petition commencing arbitration as described below.

Pending Series E Preferred Stock Financing and Filing for Arbitration

On May 3, 2017, the Company entered into a securities purchase agreement with a purchaser to sell 1,000,000 shares of a new Series E Preferred Stock, par value $0.001 per share, at a purchase price of $20.00 for each preferred share for aggregate gross proceeds of $20,000,000. The securities purchase agreement provides for no conditions precedent to the close and that closing is not to occur later than July 10, 2017. The purchaser did not provide funding to close the transaction on July 10, 2017 as required under the securities purchase agreement and requested an extension of the closing date. In connection with the signing of the securities purchase agreement, an affiliate of the purchaser entered into a financial guarantee to the benefit of the Company that provided for payment of the purchase price in full within 90 days of exercise. The Company exercised this guarantee on July 12, 2017. The guarantor has failed to pay the $20,000,000 within 90 days of notice of the purchaser’s default, as required by the terms of the guaranty.

On November 8, 2017, the Company filed a petition commencing arbitration against the purchaser and guarantor as well as other related individuals. In the petition, the Company asserts, among other things, breach of contract against the purchaser for its failure to close its purchase of Series E Preferred Stock as required by the securities purchase agreement. The Company also asserts a breach of contract claim against the guarantor for its failure to honor its guarantee of the transaction. The petition was filed with Judicial Arbitration and Mediation Services, Inc., ENDISPUTE in Orange County, California, as required by the securities purchase agreement. The Company has engaged its legal counsel in the matter on a contingent-fee basis and intends to purse damages and remedies in connections with these agreements.

Government Proceedings

Like other companies in the pharmaceutical industry, we are subject to extensive regulation by national, state and local government agencies in the United States. As a result, interaction with government agencies occurs in the normal course of our operations. It is possible that criminal charges and substantial fines and/or civil penalties or damages could result from any government investigation or proceeding. As of December 31, 2017, the Company had no proceedings or inquiries.

Change in Control Severance Plan

In February 2015, we adopted a change in control severance plan, in which our named executive officers participate, that provides for the payment of severance benefits if the executive’s service is terminated within twelve months following a change in control, either due to a termination without cause or upon a resignation for good reason (as each term is defined in the plan).

In either such event, and provided the executive timely executes and does not revoke a general release of claims against the Company, he or she will be entitled to receive: (i) a lump sum cash payment equal to at least six months of the executive’s monthly compensation, plus an additional month for each full year of service over six years, (ii) Company-paid premiums for continued health insurance for a period equal to length of the cash severance period or, if earlier, when executive becomes covered under a subsequent employer’s healthcare plan, and (iii) full vesting of all then-outstanding unvested stock options and restricted stock awards.

Contract Manufacturing Organization (“CMO”) Agreement

On February 5, 2016, the Company entered into a letter agreement (“Agreement”) with a third party contract manufacturing organization (“CMO”) pursuant to which the CMO is to provide services to Nemus for process development and analytical method development and qualification for Nemus’ pro-drug of tetrahydrocannabinol, or THC, as well as for sample production and a stability study.

Pursuant to the terms of the Agreement, Nemus will pay an estimated $154,000 to $183,000 in fees and expenses for the initial evaluation and development of a process for the production of Nemus’ pro-drug of THC to ensure reproducibility, quality and safety and an estimated $142,900 for analytical method development and qualification. The Company recognized $0 and $260,244 as research and development expense for the years ended December 31, 2017 and 2016, respectively. After the initial evaluation and development, Nemus has agreed to pay additional fees and expenses for sample production of Nemus’ pro-drug of THC and a stability study, as well as possible extensions to or modifications of the aforementioned projects.

Nemus may at any time cancel or delay any project under the Agreement prior to the scheduled start date. Nemus must reimburse the CMO for costs incurred prior to and including the date of cancellation plus any reasonable and foreseeable costs associated with stopping work on any project, including the CMO’s loss of revenue incurred as the result of reserving production facilities for Nemus’ exclusive use. Nemus may terminate the Agreement in whole or in part at any time upon 30 days’ written notice.